Pension And Postretirement Benefit Costs (Amortization Schedule Of Prior Service Costs) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Date established	Dec. 31, 2009
Initial Amount	$ (268,983)
Initial Period	5 years 3 months 18 days
Outstanding Balance	(116,727)
Annual amortization	$ (50,752)	$ (50,752)	$ (50,752)